Property and Equipement, Net	12 Months Ended
Dec. 31, 2018
Property and Equipement, Net [Abstract]
PROPERTY AND EQUIPEMENT, NET
12.	PROPERTY AND EQUIPEMENT, NET

The Company’s property and equipment used to conduct day-to-day business are recorded at cost less accumulated depreciation. Depreciation expense is calculated using straight-line method over the estimated useful life below:

	Useful Life Years	December 31, 2018	December 31, 2017

Furniture and fixtures	5	$14,908	$15,755
Vehicles	3	29,080	30,734
Electronic equipment	3	22,304	23,573
Less: accumulated depreciation		(37,746)	(23,728)
Property and equipment, net		$28,546	$46,334

Depreciation expenses totaled US$15,897, US$37,084 and US$37,448 for the years ended December 31, 2018, 2017 and 2016, respectively.